Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity

14. Stockholders’ Equity

During the three months ended March 31, 2022, the Company issued 746,276 shares of common stock valued at $381, net of the $134 floor price adjustment payable (see Note 12 (c), upon the conversion of 1,973 shares of Series A Preferred.

During the three months ended March 31, 2021, the Company issued 528,810 common shares valued at $2,384 on conversion of debt.

18. Stockholders’ Equity

(a) Stockholders’ Equity

i. Capital structure

As a result of the recapitalization share exchange described in Notes 1 and 4, to these financial statements, all outstanding shares, warrants and options were exchanged on a 50:1 basis as of December 20, 2021, and accordingly, all share, warrant, option and per share disclosure in these financial statements has been retroactively adjusted to reflect the 50:1 reverse split unless otherwise stated.

Our authorized capital stock consists of 30,000,000 shares of common stock, par value $0.0001 per share, and 500,000 shares of preferred stock, par value $0.0001 per share, of which 20,000 shares of preferred stock, has been designated Series A Convertible Preferred Stock.

Our Certificate of Incorporation authorizes our board of directors to establish one or more series of preferred stock (including convertible preferred stock). Our board of directors may determine, with respect to any series of preferred stock, the powers including preferences and relative participations, optional or other special rights, and the qualifications, limitations, or restrictions thereof, of that series.

As of December 31, 2021, and 2020 respectively the Company’s total issued, and outstanding common shares were 8,096,014 and 4,252,021 respectively with a par value $0.0001. The shares are fully paid in. The shares are not divided into classes, and no shares enjoy special rights.

ii. Share issuances

During the year ended December 31, 2021, the Company recorded a total of $2,475 in share issuance costs and issued:

(a)	295,537 common shares valued at $2,972 upon the exercise of common stock purchase warrants and the receipt of $2,765 in cash;

(b)	Units consisting of 2,417,824 common shares and 2,417,824 common share purchase warrants for $5 per unit; valued at $12,125 in exchange for $12,125 in cash, and 482,250 common shares and 482,250 common share purchase units valued at $2,384 in consideration for services. The attached warrants are exercisable for $10 each with an original expiration date of April 15, 2023, subsequently amended to September 13, 2021 (Note 17(b) iii);

(c)	628,192 common shares valued at $2,880 upon conversion of debt and payment of accounts payable; and

(d)	20,190 common shares valued at $82 upon the conversion of $200 in Series A Preferred shares.

During the year ended December 31, 2020, the Company issued:

(a)	361,359 common shares in exchange for $2,869 in cash and recognized $652 in share issuance costs;

(b)	186,600 common shares and 79,937 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period; as at December 31, 2021, the warrants have expired unexercised;

(c)	510,933 common shares valued at $3,002 on conversion of debt;

(d)	518,732 common shares valued at $3,906 in exchange for 37% of the NCI in Allarity Therapeutics Denmark ApS; and

(e)	247,675 common shares valued at $2,029 in exchange for 16.09% of the NCI in OV US Inc.

(b) Non-controlling interests

There were no non-controlling interests in the year ended December 31, 2021. The following provides a reconciliation of the beginning and ending balances of the Company’s non-controlling interests in Allarity Therapeutics Denmark ApS (formerly OV-SPV2 ApS) and OV US Inc. for the year ended December 31, 2020:

(US$ in thousands)	Allarity Therapeutics Denmark ApS Non-controlling Interest	OV US Inc. Non-controlling interest	Total Non-controlling Interest
Balance at December 31, 2019	2,042	774	2,816
Acquisition of 37% of Allarity Therapeutics Denmark ApS for shares(see (d) above)	(2,103)	—	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	—	(758)	(758)
Income (loss) for 2020	17	(32)	(15)
Foreign currency translation	44	16	60
Balance at December 31, 2020	$—	$—	$—